Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	May 14, 2014 shares	Mar. 31, 2012 shares
Share-Based Compensation [Line Items]
Net charges related to Ukraine Conflict	$ 2,665,651	$ 0	$ 0
Share based compensation expense	102,848	96,087	$ 69,187
Income tax benefit for share-based compensation	$ 13,100	$ 10,500
Equity Incentive Plan 2012
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares) | shares					8,064,081
Equity Incentive Plan 2014
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares) | shares		8,500,000		4,500,000
NV Equity Plan
Share-Based Compensation [Line Items]
Restricted stock units convertible to common shares, conversion ratio	1
NV Equity Plan | Restricted stock units
Share-Based Compensation [Line Items]
Number of consecutive calendar days, average share price		30 days
NV Equity Plan | Milestone 1 | Restricted stock units
Share-Based Compensation [Line Items]
Average share price (in USD per share) | $ / shares		$ 75
NV Equity Plan | Milestone 2 | Restricted stock units
Share-Based Compensation [Line Items]
Average share price (in USD per share) | $ / shares		$ 90
NV Equity Plan | Minimum
Share-Based Compensation [Line Items]
Equity award vesting period	3 years
NV Equity Plan | Maximum
Share-Based Compensation [Line Items]
Equity award vesting period	5 years